Taxes - Reconciles PRC statutory rates (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Favorable tax rate impact	(17.00%)	(14.00%)	(11.00%)
Permanent difference and others	1.00%	(5.00%)	4.00%
Changes of deferred tax assets valuation allowances	(38.00%)	0.00%	(22.00%)
Total	(29.00%)	6.00%	(4.00%)